Schedule H, Line 4i (Tables)	12 Months Ended
Dec. 31, 2025
EBP 36-4007085 001 [Member]
Notes Tables
EBP, Schedule of Asset Held for Investment [Text Block]
	(b)	(c)		(e)
	Identity of Issue, Borrower,	Description of Investment Including Maturity Date	(d)	Current
(a)	Lessor, or Similar Party	Rate of Interest, Collateral, Par or Maturity Value	Cost	Value

		Stable Value Fund
*	Fidelity Management Trust Company	Fidelity Managed Income Portfolio	**	$1,423,523

		Collective Investment Trust
	Great Gray Trust Company, LLC	GG Fkln Sm Cap Val	**	$826,992
	Great Gray Trust Company, LLC	Large Cap Grth II R1	**	33,182,561
	Great Gray Trust Company, LLC	Intl Growth II R1	**	4,494,249
	Great Gray Trust Company, LLC	Large Cap Value II R1	**	4,489,789
	Great Gray Trust Company, LLC	Mid Cap Val II R1	**	4,278,073
	Great Gray Trust Company, LLC	Small Cap Growth R1	**	385,579
	Blackrock Institutional Trust	Btc Lifepath RET G	**	16,346,908
	Blackrock Institutional Trust	Btc Lifepath 2030 G	**	16,939,795
	Blackrock Institutional Trust	Btc Lifepath 2035 G	**	26,606,334
	Blackrock Institutional Trust	Btc Lifepath 2040 G	**	22,379,282
	Blackrock Institutional Trust	Btc Lifepath 2045 G	**	21,236,120
	Blackrock Institutional Trust	Btc Lifepath 2050 G	**	27,004,063
	Blackrock Institutional Trust	Btc Lifepath 2055 G	**	25,276,851
	Blackrock Institutional Trust	Btc Lifepath 2060 G	**	11,800,140
	Blackrock Institutional Trust	Btc Lifepath 2065 G	**	3,140,893
		Total collective trusts		$218,387,629

		Participant Individual Brokerage Accounts
*	Fidelity Investments	Self-Directed Brokerage Accounts	**	$8,649,629

		Mutual Funds
	American Funds	Af Balanced R6	**	$2,926,537
	Blackrock	Blkrk High Yld Bd K	**	429,437
	Blackrock	Br Strat Glb Bd K	**	41,501
	Dimensional Fund Advisors	Dfa Emrg Mkt Core Eq	**	2,685,917
	Franklin	Fkln Convrtbl Sec R6	**	1,648,514
	Franklin	Fkln Utilities R6	**	751,340
	Goldman Sachs	GS Infl Pro Secs R6	**	433,058
	JP Morgan	JPM Core Plus Bnd R6	**	1,907,189
	JP Morgan	JPM Mid Cap Grth R6	**	2,561,645
	Pimco	Pimco Income Inst	**	881,507
*	Fidelity Investments	Fid 500 Index	**	29,155,503
*	Fidelity Investments	Fid Govt Mmkt K6	**	6,337,617
*	Fidelity Investments	Fid Inv Gr Bd	**	3,087,281
*	Fidelity Investments	Fid Intl Index	**	3,483,398
*	Fidelity Investments	Fid Mid Cap Idx	**	2,114,808
*	Fidelity Investments	Fid Real Estate Idx	**	786,437
*	Fidelity Investments	Fid Sm Cap Idx	**	2,954,341
*	Fidelity Investments	Fid US Bond Idx	**	935,319
		Total mutual funds		$63,121,349
	(b)	(c)		(e)
	Identity of Issue, Borrower,	Description of Investment Including Maturity Date	(d)	Current
(a)	Lessor, or Similar Party	Rate of Interest, Collateral, Par or Maturity Value	Cost	Value

		Common Stock
*	Hub Group, Inc.	Hub Group, Inc. Common Stock	**	$5,489,532

		Money Market
*	Fidelity Investments	Money Market Fund	**	$165,310

		Other
*	Participant Loans	Notes receivable from participants maturing through
		2035 with interest rates from 4.25% to 9.50%	**	$6,049,867

				$303,286,839